Income Tax Expense (Principal Components Of Income Tax Expense (Benefit) From Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Abstract]
Federal, Current	$ 16,868	$ 15,708	$ 17,585
Federal, Deferred	4,084	5,578	4,199
State and local, Current	1,659	2,218	2,193
State and local, Deferred	531	580	230
Foreign, Current	1,897	3,104	1,130
Foreign, Deferred	(234)	(2,731)	(518)
Total	$ 24,805	$ 24,457	$ 24,819